Debt Instruments Issued and Other Financial Liabilities - Schedule of Senior Bonds, by Currency (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,762,840	$ 6,204,856
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	5,585,760	5,092,979
Hungary, Forint | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	4,651,061	4,134,994
CLP [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	352,171	399,992
COP [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 582,528	$ 557,993